UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

June 30, 2007 (unaudited)

	Principal Amount (000)		U.S. $ Value
SOVEREIGNS—79.5%

Argentina—5.3%
Republic of Argentina
Zero Coupon, 12/15/35 (a)(b)	US$	3	$435
5.475%, 8/03/12 (a)(c)		36,544	34,710,543
8.28%, 12/31/33 (a)		22,486	21,699,314
Series V
7.00%, 3/28/11 (a)		3,375	3,297,844

			59,708,136

Brazil—14.3%
Republic of Brazil
7.125%, 1/20/37 (a)(d)		47,055	50,819,400
8.25%, 1/20/34 (a)		22,400	27,507,200
8.875%, 10/14/19 – 4/15/24 (a)		22,267	27,458,772
10.25%, 1/10/28 (a)	BRL	2,615	1,581,339
12.50%, 1/05/16 – 1/05/22 (a)		78,730	52,027,250

			159,393,961

Bulgaria—0.4%
Republic of Bulgaria
8.25%, 1/15/15 (a)(e)	US$	3,629	4,178,793

Colombia—4.8%
Republic of Colombia
7.375%, 9/18/37 (a)		9,099	10,131,737
8.125%, 5/21/24 (a)		1,000	1,175,000
10.75%, 1/15/13 (a)		8,433	10,300,909
11.75%, 3/01/10 (a)	COP	5,920,000	3,173,296
11.75%, 2/25/20 (d)	US$	9,692	14,319,930
12.00%, 10/22/15 (a)	COP	24,330,000	14,283,693

			53,384,565

Costa Rica—0.6%
Republic of Costa Rica
Zero Coupon, 1/10/08 (a)	US$	2,701	2,603,396
8.05%, 1/31/13 (a)(e)		2,146	2,320,899
8.11%, 2/01/12 (a)(e)		1,984	2,162,560

			7,086,855

Dominican Republic—0.9%
Dominican Republic
8.625%, 4/20/27 (a)(e)		4,015	4,657,400
11.871%, 1/07/08 (a)		5,609	5,451,279

			10,108,679

Ecuador—0.1%
Republic of Ecuador
10.00%, 8/15/30 (a)(e)		1,410	1,156,200

El Salvador—1.0%
Republic of El Salvador
7.625%, 9/21/34 (a)(e)		2,642	3,025,090
7.65%, 6/15/35 (a)(e)		3,469	3,954,660
8.50%, 7/25/11 (a)(e)		4,125	4,502,438

			11,482,188

Hungary—1.3%
Hungary
6.50%, 8/12/09 (a)	HUF	2,070,000	11,224,261
Republic of Hungary
Series 10/C
6.75%, 4/12/10 (a)		520,000	2,827,232

			14,051,493

Indonesia—3.4%
Deutsche Bank AG/London
11.00%, 10/15/14 (a)	US$	10,440	10,513,080
Republic of Indonesia
6.625%, 2/17/37 (a)(e)		3,650	3,552,438
6.75%, 3/10/14 (a)(e)		13,135	13,459,125
6.875%, 3/09/17 (a)(e)		1,151	1,192,724
7.25%, 4/20/15 (a)(e)		2,787	2,933,317
7.50%, 1/15/16 (a)(e)		1,780	1,900,150
8.50%, 10/12/35 (a)(e)		3,568	4,249,067

			37,799,901

Jamaica—0.4%
Government of Jamaica
9.25%, 10/17/25 (a)		1,066	1,204,580
10.625%, 6/20/17 (a)		2,988	3,533,310

			4,737,890

Lebanon—1.1%
Lebanese Republic
7.875%, 5/20/11 (a)(e)		2,805	2,706,825
10.125%, 8/06/08 (a)(e)		8,480	8,628,400
11.625%, 5/11/16 (a)(e)		1,262	1,444,359

			12,779,584

Malaysia—0.5%
Malaysia
7.50%, 7/15/11 (a)		4,887	5,224,824

Mexico—10.1%
Mexican Bonos
Series M
9.00%, 12/22/11 (a)	MXN	207,000	20,108,900
Series M 20
10.00%, 12/05/24 (a)		89,396	10,086,921
Series MI10
9.00%, 12/20/12 (a)		103,351	10,116,458

United Mexican States
8.125%, 12/30/19 (a)	US$	14,683	17,384,672
11.375%, 9/15/16 (a)		12,717	17,644,837
Series A
8.00%, 9/24/22 (a)		31,791	37,990,245

			113,332,033

Morocco—0.0%
Kingdom of Morocco Loan Participation
Series A
6.219%, 1/01/09 (a)(c)		246	245,882

Pakistan—0.2%
Republic of Pakistan
6.875%, 6/01/17 (a)(e)		2,624	2,528,880

Panama—4.5%
Republic of Panama
6.70%, 1/26/36 (a)		3,139	3,178,238
7.125%, 1/29/26 (a)		5,582	5,944,830
7.25%, 3/15/15 (a)		2,631	2,815,170
8.875%, 9/30/27 (a)		10,586	13,327,774
9.375%, 7/23/12 – 4/01/29 (a)		19,694	24,527,387

			49,793,399

Peru—3.4%
Peru Bono Soberano
8.20%, 8/12/26 (a)	PEN	29,664	11,500,187
Republic of Peru
7.35%, 7/21/25 (a)	US$	5,765	6,427,975
8.75%, 11/21/33 (a)(d)		15,308	19,823,860

			37,752,022

Philippines—7.4%
Republic of Philippines
7.50%, 9/25/24 (d)		2,500	2,700,000
7.75%, 1/14/31 (d)		7,127	7,857,518
8.00%, 1/15/16 (a)		603	662,516
8.25%, 1/15/14 (d)		12,842	14,029,885
8.375%, 2/15/11 (a)		684	731,880
8.875%, 3/17/15 (a)(d)		17,505	20,043,225
9.00%, 2/15/13 (a)		2,829	3,168,480
9.50%, 10/21/24 (a)		2,860	3,660,800
9.50%, 2/02/30 (d)		3,673	4,788,490
9.875%, 1/15/19 (d)		14,521	18,332,762
10.625%, 3/16/25 (a)		4,406	6,135,355

			82,110,911

Russia—5.1%
Russian Federation
7.50%, 3/31/30 (a)(e)		39,187	43,007,274
11.00%, 7/24/18 (a)(e)		3,170	4,398,375
Russian Ministry of Finance
Series V
3.00%, 5/14/08 (a)		8,205	8,020,388
Series VII
3.00%, 5/14/11 (a)		1,080	973,404

			56,399,441

South Africa—2.8%
Republic of South Africa
5.875%, 5/30/22 (a)		2,850	2,789,438
7.375%, 4/25/12 (a)		5,901	6,269,812
Series R153
13.00%, 8/31/10 (a)	ZAR	141,000	22,019,342

			31,078,592

Turkey—5.4%
Republic of Turkey
6.875%, 3/17/36 (a)	US$	11,530	10,939,088
Turkey Government Bond
0.00%, 11/26/08 (a)	TRY	82,690	49,557,298

			60,496,386

Ukraine—0.8%
Government of Ukraine
6.58%, 11/21/16 (d)(e)	US$	4,363	4,330,278
7.65%, 6/11/13 (a)(e)		4,720	4,991,400

			9,321,678

Uruguay—2.1%
Republic of Uruguay
7.625%, 3/21/36 (a)		1,700	1,844,500
7.875%, 1/15/33 (a)(f)		4,925	5,491,257
8.00%, 11/18/22 (a)		10,159	11,428,399
9.25%, 5/17/17 (a)		4,178	4,992,710

			23,756,866

Venezuela—3.6%
Republic of Venezuela
5.75%, 2/26/16 (a)		4,225	3,559,141
6.00%, 12/09/20 (a)		4,751	3,848,310
7.00%, 12/01/18 (a)(d)(e)		15,254	13,804,870
7.65%, 4/21/25 (a)		11,278	10,234,785
8.50%, 10/08/14		1,549	1,568,363
9.25%, 9/15/27 (a)		1,014	1,059,630
13.625%, 8/15/18 (a)		4,677	6,407,490

			40,482,589

Total Sovereigns (cost $815,393,497)			888,391,748

CORPORATES—28.2%
Argentina—0.2%
Argentina Bonos
10.50%, 6/12/12 (a)	ARS	8,741	2,652,831

Bermuda—0.2%
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)	US$	1,600	1,792,000
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 (a)		650	666,250

			2,458,250

Brazil—0.6%
Banco BMG SA
9.15%, 1/15/16 (a)(e)	3,300	3,481,500
Vale Overseas Ltd.
6.875%, 11/21/36 (a)	2,952	2,967,309

		6,448,809

Canada—0.5%
Bombardier, Inc.
6.30%, 5/01/14 (a)(e)	1,655	1,572,250
8.00%, 11/15/14 (a)(e)	1,050	1,103,813
Domtar, Inc.
5.375%, 12/01/13 (a)	400	359,000
Nortel Networks Ltd.
10.75%, 7/15/16 (a)(e)	600	663,000
Quebecor Media, Inc.
7.75%, 3/15/16 (a)	1,400	1,421,000
Shaw Communications, Inc.
7.20%, 12/15/11 (a)	200	207,000

		5,326,063

Cayman Islands—0.1%
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)	1,600	1,560,000

China—0.3%
Chaoda Modern Agriculture
7.75%, 2/08/10 (a)(e)	3,976	3,697,680

El Salvador—0.3%
MMG Fiduciary (AES El Salvador)
6.75%, 2/01/16 (a)(e)	3,100	3,067,112

France—0.0%
CIE Gener De Geophysique
7.50%, 5/15/15 (a)	375	375,000

Hong Kong—0.4%
Noble Group Ltd.
6.625%, 3/17/15 (a)(e)	4,731	4,339,988

Indonesia—0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)(e)	699	694,631

Ireland—0.1%
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)	1,500	1,501,875

Jamaica—0.3%
Digicel Ltd.
9.25%, 9/01/12 (a)(e)	3,416	3,599,610

Kazakhstan—0.8%
ALB Finance BV
9.25%, 9/25/13 (a)(e)	2,985	2,982,791
Kazkommerts International BV
8.50%, 4/16/13 (a)(e)	3,000	3,067,500
Tengizchevroil Finance Co.
6.124%, 11/15/14 (a)(e)	2,569	2,520,960

		8,571,251

Luxembourg—0.2%
Basell AF SCA
8.375%, 8/15/15 (a)(e)		750	718,125
RS Finance (RSB)
7.50%, 10/07/10 (a)(e)		1,933	1,868,554

			2,586,679

Malaysia—0.6%
Petronas Capital Ltd.
7.00%, 5/22/12 (a)(e)		6,437	6,835,965

Mexico—0.3%
Monterrey Power SA de CV
9.625%, 11/15/09 (a)(e)		2,526	2,767,698

Netherlands—0.1%
NXP BV / NXP Funding LLC
8.106%, 10/15/13 (a)(c)		250	250,313
9.50%, 10/15/15 (a)		250	246,250

			496,563

Peru—1.6%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)(e)		2,282	2,675,746
Southern Copper Corp.
7.50%, 7/27/35 (a)		3,000	3,220,611
Telefonica del Peru SAA
Series REGS
8.00%, 4/11/16 (a)(e)	PEN	32,695	11,380,495

			17,276,852

Russia—6.3%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (a)	US$	2,360	2,385,960
Citigroup (JSC Severstal)
Series REGS
9.25%, 4/19/14 (a)(e)		2,256	2,467,861
Evraz Group SA
Series REGS
8.25%, 11/10/15 (a)(e)		3,933	4,017,166
Gallery Capital SA
10.125%, 5/15/13 (a)(e)		2,567	2,576,235
Gazprom
6.212%, 11/22/16 (a)(e)		814	792,836
6.51%, 3/07/22 (a)(e)		4,690	4,629,030
Gazprom OAO
9.625%, 3/01/13 (a)(e)		21,540	25,021,726
Gazprombank
6.50%, 9/23/15 (a)		1,950	1,911,799
Gazstream SA
5.625%, 7/22/13 (a)(e)		1,696	1,676,056
JPMorgan Chase
7.00%, 6/28/17 (a)(e)	RUB	168,000	6,428,207

Mobile Telesystems Finance
9.75%, 1/30/08 (a)(e)	US$	2,740	2,788,772
Series REGS
9.75%, 1/30/08 (a)(e)		2,650	2,697,435
Russian Agriculture Bank Rshb C
6.299%, 5/15/17 (a)(e)		3,254	3,185,015
Russian Standard Finance
7.50%, 10/07/10 (a)(e)		3,412	3,292,580
TNK-BP Finance SA
7.50%, 7/18/16 (a)(e)		3,676	3,789,956
Series REGS
7.50%, 7/18/16 (a)(e)		2,101	2,166,131
Tyumen Oil Co.
11.00%, 11/06/07 (a)(e)		1,075	1,090,050

			70,916,815

Singapore—0.1%
Avago Technologies Finance
10.125%, 12/01/13 (a)		200	213,000
Flextronics International Ltd.
6.50%, 5/15/13 (a)		750	706,875

			919,875

South Korea—0.1%
C&M Finance Ltd.
8.10%, 2/01/16 (a)(e)		1,405	1,426,075

United Kingdom—0.2%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(e)		850	830,875
Inmarsat Finance PLC
7.625%, 6/30/12 (a)		1,000	1,033,750

			1,864,625

United States—14.8%
The AES Corp.
7.75%, 3/01/14 (a)		1,900	1,904,750
AK Steel Corp.
7.75%, 6/15/12 (a)		800	800,000
Albertson’s, Inc.
7.45%, 8/01/29 (a)		1,900	1,853,125
Allbritton Communications Co.
7.75%, 12/15/12 (a)		700	703,500
Allegheny Energy Supply
8.25%, 4/15/12 (a)(e)		1,650	1,757,250
Allied Waste North America, Inc.
6.875%, 6/01/17 (a)		1,230	1,190,025
Series B
7.375%, 4/15/14 (a)		1,250	1,234,375
American Tower Corp.
7.125%, 10/15/12 (a)		1,350	1,380,375
Amkor Technology, Inc.
9.25%, 6/01/16 (a)		900	927,000
Aquila, Inc.
14.875%, 7/01/12 (a)		700	892,500

Aramark Corp.
8.50%, 2/01/15 (a)(e)	1,000	1,017,500
Arch Western Finance LLC
6.75%, 7/01/13 (a)	400	384,000
Associated Materials, Inc.
0.00%, 3/01/14 (a)(g)	1,000	745,000
Avis Budget Car Rental
7.75%, 5/15/16 (a)	750	765,000
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	700	708,750
10.25%, 3/01/16 (a)	300	300,000
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14 (a)	550	556,875
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	450	461,250
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	400	394,500
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	250	243,750
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	900	888,750
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(e)	530	509,156
Case Corp.
7.25%, 1/15/16 (a)	1,265	1,283,975
Case New Holland, Inc.
7.125%, 3/01/14 (a)	1,985	2,009,813
CCH I Holdings LLC
11.75%, 5/15/14 (a)	3,250	3,193,125
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)(e)	10,000	9,512,500
Chesapeake Energy Corp.
6.375%, 6/15/15 (a)	1,800	1,716,750
Citizens Communications Co.
6.25%, 1/15/13 (a)	1,000	958,750
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	2,100	1,794,584
Community Health Systems, Inc.
8.875%, 7/15/15 (a)(e)	1,115	1,130,331
Complete Production Services, Inc.
8.00%, 12/15/16 (a)(e)	200	202,000
Computer Associates, Inc.
4.75%, 12/01/09 (a)(e)	500	487,952
Continental Airlines, Inc.
Series RJO3
7.875%, 7/02/18 (a)	804	822,376
Couche-Tard, Inc.
7.50%, 12/15/13 (a)	700	705,250

Cricket Communications, Inc.
9.375%, 11/01/14 (a)	1,000	1,032,500
Crown Americas
7.625%, 11/15/13 (a)	800	808,000
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)(e)	500	488,750
CSC Holdings, Inc.
7.625%, 7/15/18 (a)	2,000	1,900,000
DaVita, Inc.
7.25%, 3/15/15 (a)	700	691,250
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	1,700	1,598,000
Dobson Communications Corp.
8.875%, 10/01/13 (a)	750	783,750
Dole Food Company, Inc.
8.875%, 3/15/11 (a)	600	591,000
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)(e)	1,900	1,767,000
8.375%, 5/01/16 (a)	1,460	1,427,150
E*Trade Financial Corp.
7.375%, 9/15/13 (a)	1,150	1,167,250
7.875%, 12/01/15 (a)	1,150	1,197,438
Echostar DBS Corp.
6.625%, 10/01/14 (a)	1,535	1,465,925
7.125%, 2/01/16 (a)	1,000	977,500
Edison Mission Energy
7.00%, 5/15/17 (a)(e)	1,925	1,814,313
7.50%, 6/15/13 (a)	700	693,000
7.75%, 6/15/16 (a)	700	696,500
El Paso Corp.
7.375%, 12/15/12 (a)	1,000	1,028,803
Enterprise Products Operating
8.375%, 8/01/66 (a)(b)	1,545	1,648,906
Ford Motor Co.
7.45%, 7/16/31 (a)	2,250	1,797,187
Ford Motor Credit Co.
7.00%, 10/01/13 (a)	3,700	3,428,035
8.105%, 1/13/12 (a)(c)	500	498,731
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	1,580	1,686,650
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)(e)	500	477,500
10.125%, 12/15/16 (a)(e)	1,500	1,410,000
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	800	811,000
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)	1,800	1,723,781
8.00%, 11/01/31 (a)	600	613,549
General Motors Corp.
8.375%, 7/15/33 (a)	1,920	1,752,000

Georgia-Pacific Corp.
7.125%, 1/15/17 (a)(e)	800	768,000
Goodman Global Holdings, Inc.
7.875%, 12/15/12 (a)	550	544,500
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15 (a)	500	538,750
Greektown Holdings LLC
10.75%, 12/01/13 (a)(e)	200	212,000
GSC Holdings Corp.
8.00%, 10/01/12 (a)	1,200	1,254,000
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	450	483,750
Harrah’s Operating Co., Inc
5.625%, 6/01/15 (a)	1,800	1,467,000
6.50%, 6/01/16 (a)	1,020	851,700
HCA, Inc.
6.375%, 1/15/15 (a)	2,210	1,878,500
9.25%, 11/15/16 (a)(e)	1,850	1,970,250
Healthsouth Corp.
10.75%, 6/15/16 (a)	550	596,750
Hertz Corp.
8.875%, 1/01/14 (a)	500	521,250
10.50%, 1/01/16 (a)	550	607,750
Hexion Us Fin/nova Scoti
9.86%, 11/15/14 (a)(c)	550	566,500
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(e)	300	291,000
Hilton Hotels Corp.
7.625%, 12/01/12 (a)	400	413,500
Horizon Lines LLC
9.00%, 11/01/12 (a)	300	317,250
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	200	197,750
Host Marriott LP
Series O
6.375%, 3/15/15 (a)	1,500	1,440,000
Huntsman International LLC
7.875%, 11/15/14 (a)	850	910,562
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)	700	700,000
Idearc, Inc.
8.00%, 11/15/16 (a)	1,000	1,010,000
Iron Mountain, Inc.
6.625%, 1/01/16 (a)	750	688,125
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (a)	400	397,000
KB Home
7.75%, 2/01/10 (a)	600	597,000
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	700	609,000
Kinder Morgan Finance Co.
5.70%, 1/05/16 (a)	250	230,419

L-3 Communications Corp.
5.875%, 1/15/15 (a)	800	742,000
Lamar Media Corp.
6.625%, 8/15/15 (a)	350	331,625
Lear Corp.
Series B
5.75%, 8/01/14 (a)	365	306,600
8.50%, 12/01/13 (a)	600	576,000
8.75%, 12/01/16 (a)	1,505	1,433,512
Level 3 Financing, Inc.
8.75%, 2/15/17 (a)(e)	1,350	1,334,812
9.25%, 11/01/14 (a)	1,305	1,318,050
12.25%, 3/15/13 (a)	295	338,512
Liberty Media Corp.
5.70%, 5/15/13 (a)	350	328,970
8.25%, 2/01/30 (a)	350	339,436
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(e)	600	580,466
7.80%, 3/15/37 (a)(e)	495	466,058
Lyondell Chemical Co.
8.00%, 9/15/14 (a)	650	667,875
8.25%, 9/15/16 (a)	1,250	1,306,250
MGM Mirage
6.625%, 7/15/15 (a)	3,400	3,089,750
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	1,570	1,640,650
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	600	594,000
The Mosaic Co.
7.625%, 12/01/16 (a)(e)	1,435	1,467,287
NewPage Corp.
10.00%, 5/01/12 (a)	550	594,000
NRG Energy, Inc.
7.375%, 2/01/16 – 1/15/17 (a)	2,690	2,698,588
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	835	814,125
PanAmSat Corp.
9.00%, 8/15/14 (a)	700	729,750
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)	1,500	1,492,500
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)	800	813,000
PetroHawk Energy Corp.
Series WI
9.125%, 7/15/13 (a)	500	528,750
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(e)	300	310,500
PSEG Energy Holdings LLC
8.50%, 6/15/11 (a)	400	423,665

Quality Distribution LLC
9.00%, 11/15/10 (a)	900	873,000
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	1,900	1,890,500
Qwest Corp.
6.875%, 9/15/33 (a)	1,000	937,500
Rainbow National Services LLC
8.75%, 9/01/12 (a)(e)	500	520,000
10.375%, 9/01/14 (a)(e)	500	548,750
Range Resources Corp.
7.50%, 5/15/16 (a)	500	506,250
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)	600	615,000
11.75%, 8/01/16 (a)	350	376,250
Regency Energy Partners
8.375%, 12/15/13 (a)(e)	800	824,000
Reliant Energy, Inc.
7.625%, 6/15/14 (a)	690	672,750
7.875%, 6/15/17 (a)	855	831,488
Reynolds American, Inc.
7.25%, 6/01/13 (a)	1,350	1,401,293
7.625%, 6/01/16 (a)	1,300	1,376,428
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13 (a)	500	473,750
Series A-3
8.875%, 1/15/16 (a)	200	208,000
Rite Aid Corp.
6.875%, 8/15/13 (a)	600	528,000
9.25%, 6/01/13 (a)	500	496,250
9.375%, 12/15/15 (a)(e)	260	249,600
9.50%, 6/15/17 (a)(e)	436	418,560
Rural Cellular Corp.
9.75%, 1/15/10 (a)	650	671,125
Sbarro, Inc.
10.375%, 2/01/15 (a)	200	194,750
Select Medical Corp.
7.625%, 2/01/15 (a)	600	537,000
Serena Software, Inc.
Series WI
10.375%, 3/15/16 (a)	200	215,500
Sierra Pacific Resources
8.625%, 3/15/14 (a)	600	643,987
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	400	392,000
Six Flags, Inc.
9.75%, 4/15/13 (a)	700	658,875
SLM Corp.
4.50%, 7/26/10 (a)	465	429,946
5.125%, 8/27/12 (a)	465	411,618

Spectrum Brands, Inc.
7.375%, 2/01/15 (a)	500	401,875
Stater Brothers Holdings
8.125%, 6/15/12 (a)	300	302,250
Station Casinos, Inc.
6.625%, 3/15/18 (a)	300	258,000
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	1,300	1,330,875
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)	1,100	994,125
Tenneco, Inc.
8.625%, 11/15/14 (a)	300	309,000
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(e)(f)	1,120	1,227,800
Tesoro Corp.
6.50%, 6/01/17 (a)(e)	1,380	1,348,950
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	500	530,000
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	1,250	1,221,875
Trump Entertainment Resorts, Inc.
8.50%, 6/01/15 (a)	200	198,500
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(e)	600	610,500
TXU Corp.
Series P
5.55%, 11/15/14 (a)	1,050	891,373
Series Q
6.50%, 11/15/24 (a)	1,050	868,200
Unisys Corp.
8.00%, 10/15/12 (a)	300	291,750
United Rentals North America, Inc.
6.50%, 2/15/12 (a)	1,500	1,473,750
Universal City Florida Holding Co.
8.375%, 5/01/10 (a)	400	409,000
Vanguard Health Holding Co.
11.25%, 10/01/15 (a)(g)	500	407,500
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(e)	383	384,915
Visant Corp.
7.625%, 10/01/12 (a)	500	497,500
Visteon Corp.
7.00%, 3/10/14 (a)	550	474,375
8.25%, 8/01/10 (a)	250	248,125
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(e)	700	735,000
West Corp.
9.50%, 10/15/14 (a)	250	256,250
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	500	470,000

Williams Cos, Inc.
7.625%, 7/15/19 (a)		2,805	2,959,275
Windstream Corp.
8.125%, 8/01/13 (a)		450	470,250
8.625%, 8/01/16 (a)		450	475,875
WMG Holdings Corp.
9.50%, 12/15/14 (a)(g)		1,700	1,292,000
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14 (a)		1,500	1,445,625
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)		395	387,100

			165,813,125

Total Corporates (cost $319,361,963)			315,197,372

MANUFACTURED HOUSING LOANS – FLOATING RATES—1.1%
New Zealand—1.1%
Hbos Treasury
7.98%, 4/13/09 (a)(c) (cost $11,468,349)	NZD	15,800	12,180,783

SUPERNATIONALS—1.0%
Snat—1.0%
Inter-American Development Bank
13.00%, 6/20/08 (a) (cost $11,341,236)	ISK	717,000	11,494,808

INFLATION-LINKED SECURITIES—0.7%
Uruguay—0.7%
Uruguay Government International Bond
3.70%, 6/26/37 (a)	UYU	48,814	1,959,165
4.25%, 4/05/27 (a)		94,477	4,224,556
5.00%, 9/14/18 (a)		22,575	1,063,479

Total Inflation-Linked Securities (cost $6,982,700)			7,247,200

	Shares
EQUITIES – WARRANTS—0.2%
Central Bank of Nigeria, expiring 11/15/20 (h)		10,750	2,741,250

Republic of Venezuela, expiring 4/15/20 (a)(h)		45,599	0

Total Equities—Warrants (cost $0)			2,741,250

	Principal Amount (000)
SHORT-TERM INVESTMENTS—0.3%
Time Deposit—0.3%
The Bank of New York
4.25%, 7/02/07	US$	508	508,000

Societe Generale
5.33%, 7/02/07	2,800	2,800,000

Total Short-Term Investments (cost $3,308,000)		3,308,000

Total Investments—111.0% (cost $1,167,855,745)		1,240,561,161
Other assets less liabilities—(11.0)%		(122,568,356)

Net Assets—100.0%		$1,117,992,805

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Lehman Brothers (Republic of Venzuela 9.25% 9/15/27)	$11,430	1.26%	4/20/10	$250,928
Sale Contracts:
Citigroup Global Markets, Inc. (Federal Republic of Brazil 12.25% 3/6/30)	21,380	3.09	8/20/10	1,854,319
Citigroup Global Markets, Inc. (Republic of Philippines 10.625% 3/16/25)	4,590	4.95	3/20/09	347,864
JPMorgan Chase (OAO Gazprom 10.50% 4/25/07 - 6/01/15)	12,210	1.04	10/20/10	242,676
Lehman Brothers (Republic of Venzuela 9.25% 9/15/27)	11,430	0.69	4/20/08	(64,976)
Morgan Stanley (Federal Republic of Brazil 10.125% 5/15/27)	8,000	17.75	2/13/08	1,420,118

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Mexican Nuevo Peso settling 8/03/07	386,063	$35,530,062	$35,667,693	$(137,631)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
ABN Amro Securities	3.25%	12/31/07	$2,715,980
ABN Amro Securities	4.85	12/31/07	4,861,998
ABN Amro Securities	5.05	12/31/07	14,362,409
ABN Amro Securities	5.10	12/31/07	8,126,826
ABN Amro Securities	5.10	12/31/07	14,637,438
JPMorgan Chase	4.95	12/31/07	4,350,719
JPMorgan Chase	5.00	12/31/07	14,503,434
JPMorgan Chase	5.00	12/31/07	17,783,437
JPMorgan Chase	5.10	12/31/07	43,216,287
JPMorgan Chase	5.15	12/31/07	19,174,164
JPMorgan Chase	5.15	12/31/07	13,839,892

			$157,572,584

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,084,034,618.
(b)	Variable rate coupon, rate shown as of June 30, 2007.
(c)	Floating Rate Security. Stated interest rate was in effect at June 30, 2007.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $157,055,406.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate market value of these securities amounted to $299,841,646 or 26.8% of net assets.
(f)	Pay-In-Kind Payments (PIK).
(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(h)	Non-income producing security.

Currency Abbreviations:

ARS	-	Argentine Peso
BRL	-	Brazilian Real
COP	-	Colombian Peso
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
RUB	-	Russia Ruble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: August 20, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 20, 2007